Label	Element	Value
Themes US Small Cap Cash Flow Champions ETF | Williams-Sonoma, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.70%
Themes US Small Cap Cash Flow Champions ETF | Builders FirstSource, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
Themes US Small Cap Cash Flow Champions ETF | Flex Ltd.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
Themes US Small Cap Cash Flow Champions ETF | Reinsurance Group of America, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
Themes US Small Cap Cash Flow Champions ETF | East West Bancorp, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.90%
Themes US Small Cap Cash Flow Champions ETF | Antero Resources Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
Themes US Small Cap Cash Flow Champions ETF | Toll Brothers, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.30%
Themes US Small Cap Cash Flow Champions ETF | Old Republic International Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.00%
Themes US Small Cap Cash Flow Champions ETF | Mueller Industries, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
Themes US Small Cap Cash Flow Champions ETF | Permian Resources Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.50%
Themes US Small Cap Cash Flow Champions ETF | Financials
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	43.50%
Themes US Small Cap Cash Flow Champions ETF | Energy
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.10%
Themes US Small Cap Cash Flow Champions ETF | Consumer Discretionary
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.00%
Themes US Small Cap Cash Flow Champions ETF | Technology
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.50%
Themes US Small Cap Cash Flow Champions ETF | Industrials
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.20%
Themes US Small Cap Cash Flow Champions ETF | Materials
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.90%
Themes US Small Cap Cash Flow Champions ETF | Consumer Staples
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Themes US Small Cap Cash Flow Champions ETF | Communications
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
Themes US Small Cap Cash Flow Champions ETF | Health Care
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.50%
Themes US Small Cap Cash Flow Champions ETF | Cash & Other
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%